STOCKHOLDER'S EQUITY AND SHARE-BASED COMPENSATION, FINTECH ACQUISITION CORP. II, Preferred Stock and Common Stock (FY) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2018 Vote $ / shares shares	Dec. 31, 2017 Vote $ / shares shares	Jun. 30, 2017 shares	Dec. 31, 2016 $ / shares shares
Stockholders' Equity Note [Abstract]
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000		5,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued (in shares)	0	0		0
Preferred stock, shares outstanding (in shares)	0	0		0
Common stock, shares authorized (in shares)	35,000,000	35,000,000		35,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, voting right per share | Vote	1	1
Common stock, shares issued (in shares)	7,788,595	7,780,627		5,298,333
Common Stock, shares outstanding (in shares)	7,788,595	7,780,627		5,298,333
Common stock subject to possible redemption, shares (in shares)	16,104,738	16,112,706	16,127,226	0